Offerings	Sep. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.750% Senior Notes due 2029
Amount Registered | shares	873,900,000
Maximum Aggregate Offering Price	$ 873,366,921.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 120,611.97
Offering Note	(1a) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (File No.333-293483) filed with the Securities and Exchange Commission on February 13, 2026 (the "Registration Statement"). This "Calculation of Filing Fee" table shall be deemed to update the table filed as Exhibit 107 in accordance with Item 16 of the Registration Statement. The prospectus is a final prospectus for the related offering. (1b) The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 4:00 p.m. (London time) on September 9, 2026 reported by the European Central Bank of 1 Euro to $1.1652.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.125% Senior Notes due 2032
Amount Registered | shares	1,165,200,000
Maximum Aggregate Offering Price	$ 1,162,228,740.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 160,503.79
Offering Note	See Offering Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.375% Senior Notes due 2034
Amount Registered | shares	1,165,200,000
Maximum Aggregate Offering Price	$ 1,161,960,744.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 160,466.78
Offering Note	See Offering Note 1
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Senior Notes due 2038
Amount Registered | shares	1,165,200,000
Maximum Aggregate Offering Price	$ 1,163,522,112.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 160,682.40
Offering Note	See Offering Note 1
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2046
Amount Registered | shares	873,900,000
Maximum Aggregate Offering Price	$ 869,862,582.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 120,128.02
Offering Note	See Offering Note 1